General information	12 Months Ended
Jun. 30, 2024
General Information
General information

1. General information

Locafy Limited (“Company” or “Locafy”) is a limited liability company incorporated in Australia. Its registered office and principal place of business is 246 Churchill Avenue, Subiaco, Western Australia. Locafy’s ordinary shares are listed on the Nasdaq Stock Exchange.

The principal activities of the consolidated entity during the year ended 30 June 2024 were the continued commercialisation of Locafy’s developed technologies and the continual acquisition of assets complimentary to Locafy’s technology and commercial model.

Locafy has developed online marketing technology (“Technology”) delivered in a highly automated manner via a Software-as-a-Service (“SaaS”) model. Its Technology publishes content on Search Engine Optimized (“SEO”) web pages that it hosts and manages. The Technology (and competitive advantage) is different from alternative solutions as it incorporates the Company’s “Entity Based” SEO technology and know-how, which based on the Company’s testing and those in active production, leads to web pages being highly likely to appear more prominently in search engine result pages (“SERP”) for search keywords relevant to those web pages and more rapidly than alternative solutions.

Consumer-related online searches can be broadly categorized into “local search” terms for products and services that are in close proximity to the consumer’s immediate location (e.g. “cafe”, “accountant near me”) and “national search” terms for non-location specific products and services (e.g. “coffee machine”, “home loan”). The Company’s Technology provides users with a cost-effective solution to increase their online visibility for both local and national search terms and thereby increase the likelihood that consumers searching online for products and services will find a user’s web page that promotes their business, products or services.

Fundamental to each of the Company’s search solutions are the web pages created through its Technology; each of which are configured for a specific use case. Its web pages contain features that would otherwise require significant manual effort to achieve or the application of additional and more expensive solutions. For instance, in order to achieve superior SERP rankings the Company optimises its web pages to enable search engines to detect and understand the relevant page content based on a specific “Entity”. The Technology also automatically incorporates other contributing factors affecting SERP rankings including page speed, accessibility, security, and unique quality content, for which we are able to effectively leverage generative artificial intelligence (“AI”).

The Company also operates a Publishing division, which includes ownership of the global directory, Hotfrog, and three additional Australian directories, AussieWeb.com.au, PinkPages.com.au and SuperPages.com.au. Combined, these directory assets contain more than 60 million business listings and an email database of approximately 490,000 subscribers.

In March 2024 the Company completed its development to connect business directory listing data supplied by one of its existing partners to programmatically produce individual web pages on a large scale, using business listing content drawn from its business directory database and supplemented with other content sources, including the end user’s Google Business Profile.

The Company intends to expand its online property portfolio to provide a wide range of niche publications (boosted by its Technology) whereby content producers can publish their content to reach a wider audience.

In essence, through its Technology, the Company has created an end-to-end online marketing solution that can syndicate content to multiple publications, some of which are owned by Locafy and some owned by third parties. The Company’s Technology and know-how improves the publication’s search engine rankings leading to increased website traffic (i.e. increased audience). The Company monetises these solutions through a combination of service, subscription and advertising fees which are charged on both a fixed and variable (e.g. value-based pricing) basis.